Significant Accounting Policies - Gold Delivery Agreement Receivable (Detail) $ in Thousands	Sep. 30, 2017 USD ($) [1]
Gold Delivery Agreement Receivable
Gold Delivery Agreement receivable	$ 21
SPDR Long Dollar Gold Trust [Member]
Gold Delivery Agreement Receivable
Gold Delivery Agreement receivable	$ 21

[1]	No comparative has been provided as operations commenced on January 27, 2017. See Note 1.